21 Derivative financial liability - current (Tables)	12 Months Ended
Dec. 31, 2020
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Schedule of derivative financial liability
	2020 £’000	2019 £’000	2018 £’000
Equity settled derivative financial liability
At 1 January	664	–	–
Warrants issued	997	1,148	–
Transfer to share premium on exercise of warrants	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	397	(484)	–
At 31 December	1,559	664	–